LOANS AND BORROWINGS - Narrative (Details)	Jan. 10, 2020 CAD ($) tranche	Dec. 16, 2019 CAD ($)	Sep. 12, 2019 CAD ($) tranche	Apr. 03, 2019 CAD ($) tranche	Dec. 31, 2019 CAD ($)	Nov. 18, 2019 CAD ($)	Sep. 19, 2019 CAD ($)	Jun. 13, 2019 CAD ($)	May 31, 2019 CAD ($)
Senior unsecured notes – series A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 800,000,000	$ 73,000,000
Number of tranches | tranche				2
Nominal interest rate					557.00%
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 400,000,000	$ 400,000,000
Nominal interest rate				3.62%	362.00%
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 300,000,000	$ 400,000,000	$ 700,000,000
Nominal interest rate			4.54%	4.54%	454.00%
Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 2,500,000,000.0
Debt instrument, term (years)		3 years
Term Loan | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000			$ 500,000,000
Notional amount repaid at maturity							$ 1,000,000,000.0
Senior unsecured notes – series D | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 0
Nominal interest rate					591.00%
Notional amount repaid at maturity						$ 267,000,000
Revolving unsecured credit facility | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 2,500,000,000.0
Senior unsecured medium-term notes 4A | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 0
Nominal interest rate					306.00%
Notional amount repaid at maturity								$ 200,000,000
Senior unsecured medium-term notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 1,500,000,000.0
Number of tranches | tranche			3
Senior unsecured medium-term notes series 14 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 600,000,000		$ 600,000,000
Nominal interest rate			2.56%		256.00%
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 600,000,000		$ 600,000,000
Nominal interest rate			3.31%		331.00%
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 400,000,000
Nominal interest rate					402.00%
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 300,000,000
Nominal interest rate					475.00%
Issuance of debt | Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 250,000,000
Nominal interest rate	3.62%
Issuance of debt | Senior unsecured medium-term notes | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000.0
Number of tranches | tranche	3
Issuance of debt | Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 250,000,000
Nominal interest rate	4.02%
Issuance of debt | Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Nominal interest rate	4.75%